UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   July 31

Date of Reporting Period:  April 30, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
THE USAA SMALL CAP STOCK FUND - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2006

 [LOGO OF USAA]
    USAA(R)

                                 USAA SMALL CAP
                                        STOCK Fund

                                          [GRAPHIC OF USAA SMALL CAP STOCK FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    APRIL 30, 2006

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA SMALL CAP STOCK FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES    SECURITY                                                                  (000)
---------------------------------------------------------------------------------------------
              COMMON STOCKS (97.0%)

              ADVERTISING (0.8%)
   110,300    Valassis Communications, Inc.*                                         $  3,228
                                                                                     --------
              AEROSPACE & DEFENSE (0.3%)
    17,270    BE Aerospace, Inc.*                                                         450
    15,110    Teledyne Technologies, Inc.*                                                550
                                                                                     --------
                                                                                        1,000
                                                                                     --------
              AIR FREIGHT & LOGISTICS (0.6%)
    18,570    EGL, Inc.*                                                                  868
    39,060    Pacer International, Inc.                                                 1,339
                                                                                     --------
                                                                                        2,207
                                                                                     --------
              AIRLINES (1.0%)
   154,300    AirTran Holdings, Inc.*                                                   2,157
    37,810    Continental Airlines, Inc. "B"*                                             985
    40,000    Mesa Air Group, Inc.*                                                       421
    23,490    SkyWest, Inc.                                                               554
                                                                                     --------
                                                                                        4,117
                                                                                     --------
              ALUMINUM (2.0%)
    12,800    Aleris International, Inc.*                                                 592
   296,600    Novelis, Inc. (Canada)                                                    7,237
                                                                                     --------
                                                                                        7,829
                                                                                     --------
              APPAREL & ACCESSORIES & LUXURY GOODS (0.8%)
    15,110    Carter's, Inc.*                                                           1,018
    32,900    Phillips-Van Heusen Corp.                                                 1,323
     1,000    Unifirst Corp.                                                               31
    37,500    Warnaco Group, Inc.*                                                        835
                                                                                     --------
                                                                                        3,207
                                                                                     --------
              APPAREL RETAIL (4.4%)
   139,650    Cato Corp. "A"                                                            3,160
    99,700    Charming Shoppes, Inc.*                                                   1,371
    16,960    Children's Place Retail Stores, Inc.*                                     1,048
    57,510    Dress Barn, Inc.*(a)                                                      1,454
    19,330    Guess?, Inc.*                                                               766
    27,450    Gymboree Corp.*                                                             826
    29,685    Jos. A. Bank Clothiers, Inc.*                                             1,247
    34,800    Men's Wearhouse, Inc.                                                     1,233
   183,650    Stage Stores, Inc.                                                        5,741
    25,490    United Retail Group, Inc.*                                                  500
                                                                                     --------
                                                                                       17,346
                                                                                     --------
              APPLICATION SOFTWARE (2.5%)
    10,000    Bottomline Technologies, Inc.*                                              118
     8,900    Hyperion Solutions Corp.*                                                   273
    45,260    Informatica Corp.*                                                          696
   122,590    Lawson Software Americas, Inc.*(a)                                          941
    36,280    Parametric Technology Corp.*                                                542
   217,600    Reynolds and Reynolds Co. "A"                                             6,471
     9,660    Transaction Systems Architects, Inc. "A"*                                   386
    13,160    Witness Systems, Inc.*                                                      307
                                                                                     --------
                                                                                        9,734
                                                                                     --------

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                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES    SECURITY                                                                  (000)
---------------------------------------------------------------------------------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.9%)
     8,600    American Capital Strategies Ltd.                                       $    300
   188,800    Ares Capital Corp.                                                        3,202
                                                                                     --------
                                                                                        3,502
                                                                                     --------
              AUTO PARTS & EQUIPMENT (1.4%)
   112,200    Modine Manufacturing Co.                                                  3,255
   153,600    Spartan Motors, Inc.                                                      2,153
                                                                                     --------
                                                                                        5,408
                                                                                     --------
              AUTOMOBILE MANUFACTURERS (0.2%)
    13,900    Thor Industries, Inc.                                                       702
                                                                                     --------
              AUTOMOTIVE RETAIL (0.3%)
    18,700    O'Reilly Automotive, Inc.*                                                  633
    10,600    Pantry, Inc.*                                                               702
                                                                                     --------
                                                                                        1,335
                                                                                     --------
              BIOTECHNOLOGY (0.9%)
    12,950    Amylin Pharmaceuticals, Inc.*                                               564
     5,300    Charles River Laboratories International, Inc.*                             250
    42,770    Medarex, Inc.*                                                              514
    12,040    Myogen, Inc.*                                                               398
     9,890    Neurocrine Biosciences, Inc.*                                               567
     9,300    Techne Corp.*                                                               527
    14,190    United Therapeutics Corp.*                                                  845
                                                                                     --------
                                                                                        3,665
                                                                                     --------
              BUILDING PRODUCTS (3.0%)
    18,810    Lennox International, Inc.                                                  614
    21,280    PW Eagle, Inc.(a)                                                           649
    73,400    Quixote Corp.                                                             1,514
   135,670    Simpson Manufacturing, Inc.                                               5,425
   123,300    Trex Co., Inc.*(a)                                                        3,684
                                                                                     --------
                                                                                       11,886
                                                                                     --------
              CATALOG RETAIL (0.1%)
    22,120    PetMed Express, Inc.*                                                       356
                                                                                     --------
              COAL & CONSUMABLE FUELS (0.2%)
    12,290    Foundation Coal Holdings, Inc.                                              623
                                                                                     --------
              COMMERCIAL PRINTING (0.8%)
   194,600    Bowne & Co., Inc.                                                         3,057
                                                                                     --------
              COMMUNICATIONS EQUIPMENT (2.5%)
    29,400    Adtran, Inc.                                                                739
    93,240    Arris Group, Inc.*                                                        1,105
   181,250    Belden CDT, Inc.                                                          5,673
    10,790    Black Box Corp.                                                             506
    17,270    Commscope, Inc.*                                                            571
    54,250    ECI Telecom Ltd. (Israel)*                                                  579
   133,500    Finisar Corp.*                                                              628
                                                                                     --------
                                                                                        9,801
                                                                                     --------

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                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES    SECURITY                                                                  (000)
---------------------------------------------------------------------------------------------
              COMPUTER HARDWARE (0.2%)
     7,600    Diebold, Inc.                                                          $    324
    24,220    Palm, Inc.*(a)                                                              547
                                                                                     --------
                                                                                          871
                                                                                     --------
              COMPUTER STORAGE & PERIPHERALS (0.3%)
    52,800    Advanced Digital Information Corp.*                                         448
    12,790    Rackable Systems, Inc.*                                                     658
                                                                                     --------
                                                                                        1,106
                                                                                     --------
              CONSTRUCTION & ENGINEERING (0.3%)
    19,200    InfraSource Services, Inc.*                                                 362
    28,600    Williams Scotsman International, Inc.*                                      703
                                                                                     --------
                                                                                        1,065
                                                                                     --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
     9,100    FreightCar America, Inc.                                                    609
    25,060    JLG Industries, Inc.                                                        718
    34,380    Westinghouse Air Brake Technologies Corp.                                 1,256
                                                                                     --------
                                                                                        2,583
                                                                                     --------
              CONSTRUCTION MATERIALS (0.4%)
    18,700    Eagle Materials, Inc.                                                     1,239
     5,580    Headwaters, Inc.*                                                           188
                                                                                     --------
                                                                                        1,427
                                                                                     --------
              CONSUMER ELECTRONICS (0.3%)
    48,210    Dolby Laboratories, Inc. "A"*                                             1,135
                                                                                     --------
              CONSUMER FINANCE (1.0%)
    72,800    Asta Funding, Inc.(a)                                                     2,645
     9,970    CompuCredit Corp.*                                                          398
    12,200    Dollar Financial Corp.*                                                     237
    23,950    First Cash Financial Services, Inc.*                                        507
                                                                                     --------
                                                                                        3,787
                                                                                     --------
              DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
    16,060    Euronet Worldwide, Inc.*                                                    574
    38,770    Moneygram International, Inc.                                             1,314
     9,300    TALX Corp.                                                                  242
                                                                                     --------
                                                                                        2,130
                                                                                     --------
              DISTRIBUTORS (0.0%)(g)
     4,200    Building Materials Holding Corp.                                            140
                                                                                     --------
              DIVERSIFIED BANKS (0.1%)
     4,600    Webster Financial Corp.                                                     216
                                                                                     --------
              DIVERSIFIED CHEMICALS (0.1%)
     5,600    Ashland Inc.                                                                369
                                                                                     --------
              DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.3%)
    17,860    Corrections Corp. of America*                                               802
    12,240    McGrath Rentcorp                                                            329
                                                                                     --------
                                                                                        1,131
                                                                                     --------
              DIVERSIFIED METALS & MINING (1.0%)
   151,200    Compass Minerals International, Inc.                                      3,981
                                                                                     --------

4

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                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES    SECURITY                                                                  (000)
---------------------------------------------------------------------------------------------
              EDUCATIONAL SERVICES (0.2%)
    14,900    ITT Educational Services, Inc.*                                        $    947
                                                                                     --------
              ELECTRIC UTILITIES (0.6%)
   113,400    Weststar Energy, Inc.*                                                    2,375
                                                                                     --------
              ELECTRICAL COMPONENTS & EQUIPMENT (3.0%)
   188,200    Acuity Brands, Inc.                                                       7,769
   194,423    Deswell Industries, Inc. (Hong Kong)                                      1,849
    12,750    Encore Wire Corp.*                                                          535
    22,410    Lamson & Sessions Co.*(a)                                                   564
    23,200    Regal-Beloit Corp.                                                        1,082
                                                                                     --------
                                                                                       11,799
                                                                                     --------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.7%)
    42,450    CalAmp Corp.*                                                               572
     6,670    CPI International, Inc.*                                                    120
    25,800    Itron, Inc.*                                                              1,730
    11,820    MTS Systems Corp.                                                           529
                                                                                     --------
                                                                                        2,951
                                                                                     --------
              ELECTRONIC MANUFACTURING SERVICES (0.7%)
   114,900    Nam Tai Electronics, Inc. (Hong Kong)                                     2,594
                                                                                     --------
              ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
    14,300    Rollins, Inc.                                                               290
                                                                                     --------
              FOOD RETAIL (1.2%)
   215,400    Casey's General Stores, Inc.                                              4,607
                                                                                     --------
              FOOTWEAR (0.4%)
    52,740    Skechers U.S.A., Inc. "A"*                                                1,442
                                                                                     --------
              GAS UTILITIES (1.7%)
    61,000    Atmos Energy Corp.                                                        1,619
    66,500    New Jersey Resources Corp.                                                2,944
    21,800    UGI Corp.                                                                   488
    52,800    WGL Holdings, Inc.                                                        1,554
                                                                                     --------
                                                                                        6,605
                                                                                     --------
              GENERAL MERCHANDISE STORES (0.2%)
    18,500    Conns, Inc.*                                                                632
                                                                                     --------
              HEALTH CARE DISTRIBUTORS (0.2%)
    28,890    Owens & Minor, Inc.                                                         921
                                                                                     --------
              HEALTH CARE EQUIPMENT (2.4%)
    17,850    AngioDynamics, Inc.*                                                        555
    69,000    Diagnostic Products Corp.(a)                                              4,002
    16,970    Integra Lifesciences Holdings Corp.*                                        712
    25,750    Respironics, Inc.*                                                          943
    72,000    Varian, Inc.*                                                             3,115
                                                                                     --------
                                                                                        9,327
                                                                                     --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES    SECURITY                                                                  (000)
---------------------------------------------------------------------------------------------
              HEALTH CARE FACILITIES (0.6%)
    73,850    Amsurg Corp. "A"*                                                      $  1,886
    16,110    Radiation Therapy Services, Inc.*                                           412
                                                                                     --------
                                                                                        2,298
                                                                                     --------
              HEALTH CARE SERVICES (2.5%)
    77,500    CorVel Corp.*                                                             1,711
    90,000    ICON plc ADR (Ireland)*                                                   4,906
    40,375    Option Care, Inc.                                                           578
    31,720    Pediatrix Medical Group, Inc.*                                            1,606
    28,200    Ventiv Health, Inc.*                                                        847
                                                                                     --------
                                                                                        9,648
                                                                                     --------
              HEALTH CARE SUPPLIES (0.2%)
     5,000    DENTSPLY International, Inc.                                                298
    12,640    DJ Orthopedics, Inc.*                                                       503
                                                                                     --------
                                                                                          801
                                                                                     --------
              HOME FURNISHINGS (0.9%)
    18,410    Ethan Allen Interiors, Inc.                                                 826
     6,560    Sealy Mattress Corp.*                                                       105
   175,800    Tempur-Pedic International, Inc.*(a)                                      2,776
                                                                                     --------
                                                                                        3,707
                                                                                     --------
              HOMEBUILDING (1.8%)
    55,560    Champion Enterprises, Inc.*                                                 848
    38,700    Meritage Homes Corp.*                                                     2,538
    12,300    Standard Pacific Corp.                                                      390
   136,100    WCI Communities, Inc.*(a)                                                 3,488
                                                                                     --------
                                                                                        7,264
                                                                                     --------
              HOMEFURNISHING RETAIL (0.1%)
    21,980    Aaron Rents, Inc. "B"                                                       590
                                                                                     --------
              HOTELS, RESORTS, & CRUISE LINES (0.4%)
   283,300    Interstate Hotels & Resorts, Inc.*                                        1,601
                                                                                     --------
              HOUSEHOLD APPLIANCES (0.5%)
   103,900    Helen of Troy Ltd.*(a)                                                    2,147
                                                                                     --------
              HOUSEWARES & SPECIALTIES (1.4%)
   182,500    Yankee Candle Co., Inc.                                                   5,501
                                                                                     --------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.7%)
    26,820    Administaff, Inc.                                                         1,549
    45,350    Labor Ready, Inc.*                                                        1,198
                                                                                     --------
                                                                                        2,747
                                                                                     --------
              HYPERMARKETS & SUPER CENTERS (0.1%)
    18,300    BJ's Wholesale Club, Inc.*                                                  560
                                                                                     --------
              INDUSTRIAL CONGLOMERATES (2.6%)
   103,900    Carlisle Companies, Inc.                                                  8,780
    19,530    Walter Industries, Inc.                                                   1,295
                                                                                     --------
                                                                                       10,075
                                                                                     --------

6

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES    SECURITY                                                                  (000)
---------------------------------------------------------------------------------------------
              INDUSTRIAL MACHINERY (2.4%)
    20,350    Actuant Corp. "A"                                                      $  1,301
    45,800    Albany International Corp. "A"                                            1,791
    21,300    Columbus McKinnon Corp.*                                                    570
    15,520    Gardner Denver, Inc.*                                                     1,157
     5,500    Graco, Inc.                                                                 257
    20,300    Kadant, Inc.*                                                               479
    98,700    Mueller Industries, Inc.                                                  3,739
    89,100    Wolverine Tube, Inc.*                                                       288
                                                                                     --------
                                                                                        9,582
                                                                                     --------
              INSURANCE BROKERS (0.3%)
    19,200    National Financial Partners Corp.                                           998
                                                                                     --------
              INTERNET SOFTWARE & SERVICES (0.5%)
    54,350    Digitas, Inc.*                                                              767
     7,860    J2 Global Communications, Inc.*                                             386
    56,750    RealNetworks, Inc.*                                                         568
     6,370    Vignette Corp.*                                                             101
                                                                                     --------
                                                                                        1,822
                                                                                     --------
              INVESTMENT BANKING & BROKERAGE (0.3%)
     6,580    GFI Group, Inc.*                                                            374
    53,220    Knight Capital Group, Inc.*                                                 892
                                                                                     --------
                                                                                        1,266
                                                                                     --------
              IT CONSULTING & OTHER SERVICES (1.1%)
     6,680    ManTech International Corp. "A"*                                            220
   117,700    Maximus, Inc.                                                             4,101
                                                                                     --------
                                                                                        4,321
                                                                                     --------
              LIFE & HEALTH INSURANCE (1.3%)
    55,500    Delphi Financial Group, Inc. "A"                                          2,907
   160,700    Universal American Financial Corp.*                                       2,369
                                                                                     --------
                                                                                        5,276
                                                                                     --------
              MANAGED HEALTH CARE (0.3%)
    26,420    WellCare Health Plans, Inc.*                                              1,106
                                                                                     --------
              METAL & GLASS CONTAINERS (1.0%)
    76,200    AptarGroup, Inc.                                                          3,994
                                                                                     --------
              MOVIES & ENTERTAINMENT (0.1%)
    22,620    Playboy Enterprises, Inc. "B"*                                              298
                                                                                     --------
              MULTI-UTILITIES (1.0%)
   162,400    PNM Resources, Inc.                                                       4,110
                                                                                     --------
              OFFICE SERVICES & SUPPLIES (1.8%)
    20,660    ICT Group, Inc.*                                                            496
   120,300    United Stationers, Inc.*                                                  6,454
                                                                                     --------
                                                                                        6,950
                                                                                     --------
              OIL & GAS DRILLING (1.3%)
    64,920    Grey Wolf, Inc.*                                                            506
    16,550    Hercules Offshore, Inc.*                                                    677
    39,840    Pioneer Drilling Co.*                                                       646

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES    SECURITY                                                                  (000)
---------------------------------------------------------------------------------------------
    25,620    TODCO "A"                                                              $  1,175
    38,700    Unit Corp.*                                                               2,235
                                                                                     --------
                                                                                        5,239
                                                                                     --------
              OIL & GAS EQUIPMENT & SERVICES (1.0%)
    41,840    Helix Energy Solutions Group, Inc.*                                       1,624
    17,270    Lone Star Technologies, Inc.*                                               915
    17,580    Oil States International, Inc.*                                             710
     7,500    Superior Energy Services, Inc.*                                             241
     5,050    W-H Energy Services, Inc.*                                                  254
                                                                                     --------
                                                                                        3,744
                                                                                     --------
              OIL & GAS EXPLORATION & PRODUCTION (3.3%)
     9,975    Atlas America, Inc.*                                                        504
    12,900    Cabot Oil & Gas Corp. "A"                                                   636
   167,700    Encore Acquisition Co.*                                                   5,138
    10,300    Plains Exploration & Production Co.*                                        380
    28,990    St. Mary Land & Exploration Co.                                           1,222
   124,500    Whiting Petroleum Corp.*                                                  5,260
                                                                                     --------
                                                                                       13,140
                                                                                     --------
              OIL & GAS REFINING & MARKETING (0.6%)
    31,460    Frontier Oil Corp.                                                        1,904
    30,480    Western Refining, Inc.                                                      617
                                                                                     --------
                                                                                        2,521
                                                                                     --------
              PACKAGED FOODS & MEAT (0.1%)
    12,200    Hormel Foods Corp.                                                          409
                                                                                     --------
              PAPER PACKAGING (0.1%)
     9,400    Bemis, Inc.                                                                 296
                                                                                     --------
              PERSONAL PRODUCTS (2.8%)
    19,890    Chattem, Inc.*                                                              717
   160,100    Herbalife Ltd.*                                                           5,572
   202,800    NBTY, Inc.*                                                               4,593
                                                                                     --------
                                                                                       10,882
                                                                                     --------
              PHARMACEUTICALS (0.4%)
    25,810    First Horizon Pharmaceutical Corp.*                                         575
    31,610    K-V Pharmaceutical Co. "A"*                                                 682
    13,720    Matrixx Initiatives, Inc.*                                                  223
    20,070    Viropharma, Inc.*                                                           226
                                                                                     --------
                                                                                        1,706
                                                                                     --------
              PROPERTY & CASUALTY INSURANCE (1.7%)
   230,200    Assured Guaranty Ltd.                                                     5,720
    20,030    Philadelphia Consolidated Holding Corp.*                                    664
     4,520    ProAssurance Corp.*                                                         228
                                                                                     --------
                                                                                        6,612
                                                                                     --------
              PUBLISHING (1.0%)
   142,300    ADVO, Inc.                                                                4,033
                                                                                     --------
              RAILROADS (1.0%)
   120,750    Genesee & Wyoming, Inc. "A"*                                              3,957
                                                                                     --------

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                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES    SECURITY                                                                  (000)
---------------------------------------------------------------------------------------------
              REAL ESTATE INVESTMENT TRUSTS (5.9%)
    95,200    Acadia Realty Trust                                                    $  2,149
    64,200    Cousins Properties, Inc.                                                  2,019
    59,000    Equity Inns, Inc.                                                           956
    12,400    LaSalle Hotel Properties                                                    542
    86,200    Lexington Corp. Properties Trust(a)                                       1,858
    71,500    Maguire Properties, Inc.                                                  2,428
    42,100    Pennsylvania Real Estate Investment Trust                                 1,708
    25,500    PS Business Parks, Inc.                                                   1,325
    79,200    RAIT Investment Trust                                                     2,050
   195,700    Realty Income Corp.                                                       4,436
   176,200    U-Store-It Trust                                                          3,221
    12,000    Ventas, Inc.                                                                392
                                                                                     --------
                                                                                       23,084
                                                                                     --------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
    24,180    Jones Lang LaSalle, Inc.                                                  2,049
                                                                                     --------
              REGIONAL BANKS (3.2%)
    13,100    Boston Private Financial Holdings, Inc.                                     436
    61,340    First Midwest Bancorp, Inc.                                               2,210
    91,000    International Bancshares Corp.                                            2,603
    43,700    MB Financial, Inc.                                                        1,546
     3,500    SVB Financial Group*                                                        178
     8,400    Texas Capital Bancshares, Inc.*                                             194
    80,740    Texas Regional Bancshares, Inc. "A"                                       2,315
    46,900    Westamerica Bancorp                                                       2,398
    30,200    Wilshire Bancorp, Inc.                                                      551
                                                                                     --------
                                                                                       12,431
                                                                                     --------
              REINSURANCE (3.0%)
    51,600    IPC Holdings Ltd. (Bermuda)                                               1,376
   108,400    Platinum Underwriters Holdings Ltd.                                       2,989
    91,300    Reinsurance Group of America, Inc.                                        4,391
   130,094    Scottish Re Group Ltd.                                                    3,022
                                                                                     --------
                                                                                       11,778
                                                                                     --------
              RESTAURANTS (0.9%)
    58,350    CEC Entertainment, Inc.*                                                  2,048
    11,110    Papa John's International, Inc.*                                            372
    37,730    RARE Hospitality International, Inc.*                                     1,174
                                                                                     --------
                                                                                        3,594
                                                                                     --------
              SEMICONDUCTOR EQUIPMENT (0.7%)
    17,510    Advanced Energy Industries, Inc.*                                           275
   118,220    Asyst Technologies, Inc.*                                                 1,201
    12,140    Cymer, Inc.*                                                                627
    22,120    Veeco Instruments, Inc.*                                                    530
                                                                                     --------
                                                                                        2,633
                                                                                     --------
              SEMICONDUCTORS (1.1%)
   133,660    Conexant Systems, Inc.*                                                     473
    41,990    OmniVision Technologies, Inc.*                                            1,221
   123,600    ON Semiconductor Corp.*                                                     886
    78,540    RF Micro Devices, Inc.*                                                     731
    58,240    Silicon Image, Inc.*                                                        594
    21,540    Standard Microsystems Corp.*                                                502
                                                                                     --------
                                                                                        4,407
                                                                                     --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES    SECURITY                                                                  (000)
---------------------------------------------------------------------------------------------
              SPECIALIZED CONSUMER SERVICES (1.2%)
    16,310    Escala Group, Inc.*(a)                                                 $    449
   108,700    Matthews International Corp. "A"                                          3,783
    13,880    Steiner Leisure Ltd.*                                                       598
                                                                                     --------
                                                                                        4,830
                                                                                     --------
              SPECIALIZED FINANCE (0.1%)
    10,900    Portfolio Recovery Associates, Inc.*                                        561
                                                                                     --------
              SPECIALTY STORES (0.2%)
    14,990    Select Comfort Corp.*(a)                                                    599
                                                                                     --------
              STEEL (0.6%)
    10,490    Cleveland-Cliffs, Inc.                                                      898
    30,530    Quanex Corp.                                                              1,305
                                                                                     --------
                                                                                        2,203
                                                                                     --------
              SYSTEMS SOFTWARE (0.4%)
    33,670    Internet Security Systems, Inc.*                                            755
    16,760    MICROS Systems, Inc.*                                                       701
                                                                                     --------
                                                                                        1,456
                                                                                     --------
              TECHNOLOGY DISTRIBUTORS (0.3%)
    38,900    Brightpoint, Inc.*                                                        1,302
                                                                                     --------
              THRIFTS & MORTGAGE FINANCE (0.5%)
   126,100    NewAlliance Bancshares, Inc.                                              1,821
                                                                                     --------
              TOBACCO (1.1%)
   110,500    Universal Corp.                                                           4,207
                                                                                     --------
              TRADING COMPANIES & DISTRIBUTORS (1.1%)
    20,870    MSC Industrial Direct Co., Inc. "A"                                       1,082
    19,840    Watsco, Inc.                                                              1,259
    28,780    Wesco International, Inc.*                                                2,159
                                                                                     --------
                                                                                        4,500
                                                                                     --------
              TRUCKING (1.2%)
    29,165    Old Dominion Freight Line, Inc.*                                            939
    22,720    Swift Transportation Co., Inc.*                                             681
   152,100    Vitran Corp., Inc. "A" (Canada)*                                          3,063
                                                                                     --------
                                                                                        4,683
                                                                                     --------
              WIRELESS TELECOMMUNICATION SERVICES (0.5%)
   110,920    Dobson Communications Corp. "A"*                                            998
    31,840    SBA Communications Corp. "A"*                                               800
                                                                                     --------
                                                                                        1,798
                                                                                     --------
              Total common stocks (cost: $323,476)                                    380,571
                                                                                     --------
              MONEY MARKET INSTRUMENTS (2.4%)

              MONEY MARKET FUNDS
 1,129,164    SSgA Money Market Fund, 4.44%(c)                                          1,129
 8,376,167    SSgA Prime Money Market Fund, 4.63%(c)                                    8,376
                                                                                     --------
              Total money market instruments (cost: $9,505)                             9,505
                                                                                     --------

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES    SECURITY                                                                  (000)
---------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
              FROM SECURITIES LOANED (5.3%)(f)

              MONEY MARKET FUNDS (0.7%)
   424,072    AIM Short-Term Investment Co. Liquid Assets Portfolio, 4.72%(c)        $    424
 2,116,639    Merrill Lynch Premier Institutional Fund, 4.59%(c)                        2,117
                                                                                     --------
                                                                                        2,541
                                                                                     --------

 PRINCIPAL
    AMOUNT
     (000)
----------

              REPURCHASE AGREEMENTS (4.6%)(b)
   $ 8,000    Credit Suisse First Boston, LLC, 4.78%, acquired on 4/28/2006 and due 5/01/2006 at $8,000 (collateralized by $8,265 of Fannie Mae
                Discount Notes(d), 5.01%(e), due 7/26/2006; market value $8,164)        8,000
    10,000    Deutsche Bank Securities, Inc., 4.76%, acquired on 4/28/2006 and due 5/01/2006 at $10,000 (collateralized by $9,818 of Tennessee
                Valley Auth. Notes, 5.88%, due 4/01/2036; market value $10,200)        10,000
                                                                                     --------
                                                                                       18,000
                                                                                     --------
              Total short-term investments purchased with cash collateral from
                securities loaned (cost: $20,541)                                      20,541
                                                                                     --------

              TOTAL INVESTMENTS (COST: $353,522)                                     $410,617
                                                                                     ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA SMALL CAP STOCK FUND
APRIL 30, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Small Cap Stock Fund (the
         Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

             1. Equity  securities,   including  exchange-traded  funds  (ETFs),
                except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

             2. Equity  securities  trading in various  foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

             3. Investments in open-end  investment  companies, other than ETFs, are valued at their NAV at the end of each business day.

             4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

             5. Repurchase agreements  are  valued at  cost, which  approximates market value.

             6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may

12

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SMALL CAP STOCK FUND
APRIL 30, 2006 (UNAUDITED)

                not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of April 30, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2006, were $64,199,000 and $7,104,000, respectively, resulting in net unrealized appreciation of $57,095,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $392,312,000 at April 30, 2006, and, in total, may not equal 100%. Investments in foreign securities were 5.5% of net assets at April 30, 2006.

         D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of April 30, 2006. The aggregate fair market value of the loaned portion of these securities as of April 30, 2006, was approximately $19,700,000. This amount excludes $127,000 of securities on loan that were sold prior to April 30, 2006.

         (b) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S.
             government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

         (c) Rate represents the money market fund annualized seven-day yield at April 30, 2006.

         (d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (e) Zero-coupon security. Rate represents the effective yield at date of purchase.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SMALL CAP STOCK FUND
APRIL 30, 2006 (UNAUDITED)

         (f) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the
             securities   when  due,  and  that  the  value  of  the  short-term
             investments will be less than the amount of cash collateral required to be returned to the borrower.

         (g) Represents less than 0.1% of net assets.

         * Non-income-producing security for the 12 months preceding April 30, 2006.

14

 N O T E S
==========----------------------------------------------------------------------

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

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                 USAA         ----------------------------------
                           INSURANCE o MEMBER SERVICES

48494-0606                                   (C)2006, USAA. All rights reserved.


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the index funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    JUNE 19, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    JUNE 20, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    JUNE 20, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.